Financial Risks - Summary of Quantitative Information about Financial Exposure to Currency Risk (Detail) - Currency risk [member] - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial instruments - assets [member]
Disclosure of quantitative information about financial instruments and insurance and reinsurance contracts exposure to currency risk [line items]
Maximum exposure to currency risk	€ 73,921	€ 77,471
Financial instruments - liabilities [member]
Disclosure of quantitative information about financial instruments and insurance and reinsurance contracts exposure to currency risk [line items]
Maximum exposure to currency risk	81,452	75,681
Insurance and reinsurance assets [member]
Disclosure of quantitative information about financial instruments and insurance and reinsurance contracts exposure to currency risk [line items]
Maximum exposure to currency risk	16,793	16,976
Insurance and reinsurance liabilities [member]
Disclosure of quantitative information about financial instruments and insurance and reinsurance contracts exposure to currency risk [line items]
Maximum exposure to currency risk	199,648	197,445
EUR [member] | Financial instruments - assets [member]
Disclosure of quantitative information about financial instruments and insurance and reinsurance contracts exposure to currency risk [line items]
Maximum exposure to currency risk	722	733
EUR [member] | Financial instruments - liabilities [member]
Disclosure of quantitative information about financial instruments and insurance and reinsurance contracts exposure to currency risk [line items]
Maximum exposure to currency risk	2,823	3,304
EUR [member] | Insurance and reinsurance assets [member]
Disclosure of quantitative information about financial instruments and insurance and reinsurance contracts exposure to currency risk [line items]
Maximum exposure to currency risk	7	5
EUR [member] | Insurance and reinsurance liabilities [member]
Disclosure of quantitative information about financial instruments and insurance and reinsurance contracts exposure to currency risk [line items]
Maximum exposure to currency risk	715	690
GBP [member] | Financial instruments - assets [member]
Disclosure of quantitative information about financial instruments and insurance and reinsurance contracts exposure to currency risk [line items]
Maximum exposure to currency risk	1,713	1,501
GBP [member] | Financial instruments - liabilities [member]
Disclosure of quantitative information about financial instruments and insurance and reinsurance contracts exposure to currency risk [line items]
Maximum exposure to currency risk	40,242	32,595
GBP [member] | Insurance and reinsurance assets [member]
Disclosure of quantitative information about financial instruments and insurance and reinsurance contracts exposure to currency risk [line items]
Maximum exposure to currency risk	2	369
GBP [member] | Insurance and reinsurance liabilities [member]
Disclosure of quantitative information about financial instruments and insurance and reinsurance contracts exposure to currency risk [line items]
Maximum exposure to currency risk	61,922	58,676
USD [member] | Financial instruments - assets [member]
Disclosure of quantitative information about financial instruments and insurance and reinsurance contracts exposure to currency risk [line items]
Maximum exposure to currency risk	70,557	73,745
USD [member] | Financial instruments - liabilities [member]
Disclosure of quantitative information about financial instruments and insurance and reinsurance contracts exposure to currency risk [line items]
Maximum exposure to currency risk	38,387	39,781
USD [member] | Insurance and reinsurance assets [member]
Disclosure of quantitative information about financial instruments and insurance and reinsurance contracts exposure to currency risk [line items]
Maximum exposure to currency risk	16,744	16,557
USD [member] | Insurance and reinsurance liabilities [member]
Disclosure of quantitative information about financial instruments and insurance and reinsurance contracts exposure to currency risk [line items]
Maximum exposure to currency risk	130,886	130,991
Other [Member] | Financial instruments - assets [member]
Disclosure of quantitative information about financial instruments and insurance and reinsurance contracts exposure to currency risk [line items]
Maximum exposure to currency risk	928	1,493
Other [Member] | Financial instruments - liabilities [member]
Disclosure of quantitative information about financial instruments and insurance and reinsurance contracts exposure to currency risk [line items]
Maximum exposure to currency risk	0
Other [Member] | Insurance and reinsurance assets [member]
Disclosure of quantitative information about financial instruments and insurance and reinsurance contracts exposure to currency risk [line items]
Maximum exposure to currency risk	39	45
Other [Member] | Insurance and reinsurance liabilities [member]
Disclosure of quantitative information about financial instruments and insurance and reinsurance contracts exposure to currency risk [line items]
Maximum exposure to currency risk	€ 6,124	€ 7,088